Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of future payments	The following table summarizes the Company’s commitments as at December 31, 2021:

	2022	2023	2024	2025	2026	Thereafter
Product transportation and processing (1) (2)	$967	$1,107	$914	$870	$816	$10,028
North West Redwater Partnership service toll (3)	$122	$123	$121	$119	$97	$3,671
Offshore vessels and equipment	$62	$—	$—	$—	$—	$—
Field equipment and power	$25	$21	$21	$21	$21	$225
Other	$37	$27	$22	$20	$15	$—
(1)Includes commitments pertaining to a 20-year product transportation agreement on the Trans Mountain Pipeline Expansion.
(2)The acquisition of Storm in 2021 and Painted Pony in 2020 included approximately $298 million and $2,400 million of product transportation and processing commitments, respectively (note 7).
(3)Pursuant to the processing agreements, the Company pays its 25% pro rata share of the debt component of the monthly fee-for-service toll. Included in the toll is $1,486 million of interest payable over the 40-year tolling period, ending in 2058 (note 10).